Business Segment Reporting (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	$ 5,065	$ 35,800		$ (5,931)	$ 10,192
Net fair value gains (losses) on loans and related obligations	71,198				296,127
Fee income	36,547	41,686		81,815	32,530
Interest income	150	2,334		6,038	729
Interest expense	(22,710)	(73,232)		(118,649)	(82,955)
Net interest expense	(22,560)				(82,226)
TOTAL REVENUES	90,250	297,609		52,762	256,623
TOTAL EXPENSES	67,232	304,531		418,226	235,344
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS	0	(425,777)		(9,528)	0
Other, net	(9,043)	10,684		31,992	(6,131)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	13,975	(422,015)		(343,000)	15,148
Depreciation and amortization	771				3,012
TOTAL ASSETS	17,473,006	21,788,946	$ 21,788,946	$ 20,872,655	17,010,299
Number of reportable segments | segment				3
Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		35,800		$ (5,931)
Net fair value gains (losses) on loans and related obligations		291,021		89,489
Fee income		41,686		81,815
Interest income		2,334		6,038
Interest expense		(73,232)		(118,649)
Net interest expense		(70,898)		(112,611)
TOTAL REVENUES		297,609		52,762
TOTAL EXPENSES		304,531		418,226
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		(425,777)		(9,528)
Other, net		10,684		31,992
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(422,015)		(343,000)
Depreciation and amortization			30,576	42,028
TOTAL ASSETS		19,469,375	19,469,375	20,559,295
Operating segments
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	5,065				10,192
Net fair value gains (losses) on loans and related obligations	71,199				296,129
Fee income	36,715				29,839
Interest income	138				714
Interest expense	(14,954)				(73,877)
Net interest expense	(14,816)				(73,163)
TOTAL REVENUES	98,163				262,997
TOTAL EXPENSES	48,099				178,073
Other, net	929				0
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	50,993				84,924
Depreciation and amortization	297				1,027
TOTAL ASSETS	17,413,949				16,921,661
Operating segments | Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		35,800		(5,931)
Net fair value gains (losses) on loans and related obligations		286,400		88,577
Fee income		41,675		82,287
Interest income		2,058		5,362
Interest expense		(52,989)		(90,980)
Net interest expense		(50,931)		(85,618)
TOTAL REVENUES		312,944		79,315
TOTAL EXPENSES		230,069		306,347
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		(425,777)		(7,300)
Other, net		1,418		4,150
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(341,484)		(230,182)
Depreciation and amortization			29,151	38,973
TOTAL ASSETS		19,343,316	19,343,316	20,483,340
Operating segments | Retirement Solutions
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	0				0
Net fair value gains (losses) on loans and related obligations	68,449				192,257
Fee income	524				1,837
Interest income	0				0
Interest expense	0				0
Net interest expense	0				0
TOTAL REVENUES	68,973				194,094
TOTAL EXPENSES	23,693				87,219
Other, net	34				0
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	45,314				106,875
Depreciation and amortization	151				897
TOTAL ASSETS	35,861				25,841
Operating segments | Retirement Solutions | Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		(4,150)		367
Net fair value gains (losses) on loans and related obligations		317,138		283,808
Fee income		11,220		15,526
Interest income		1,031		43
Interest expense		(364)		(54)
Net interest expense		667		(11)
TOTAL REVENUES		324,875		299,690
TOTAL EXPENSES		137,872		182,287
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		(413,868)		(3,500)
Other, net		248		3,290
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(226,617)		117,193
Depreciation and amortization			29,019	38,654
TOTAL ASSETS		368,927	368,927	297,361
Operating segments | Portfolio Management
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	5,065				10,192
Net fair value gains (losses) on loans and related obligations	2,750				103,872
Fee income	36,191				28,002
Interest income	138				714
Interest expense	(14,954)				(73,877)
Net interest expense	(14,816)				(73,163)
TOTAL REVENUES	29,190				68,903
TOTAL EXPENSES	24,406				90,854
Other, net	895				0
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	5,679				(21,951)
Depreciation and amortization	146				130
TOTAL ASSETS	17,378,088				16,895,820
Operating segments | Portfolio Management | Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		39,950		(6,298)
Net fair value gains (losses) on loans and related obligations		(30,738)		(195,231)
Fee income		30,455		66,761
Interest income		1,027		5,319
Interest expense		(52,625)		(90,926)
Net interest expense		(51,598)		(85,607)
TOTAL REVENUES		(11,931)		(220,375)
TOTAL EXPENSES		92,197		124,060
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		(11,909)		(3,800)
Other, net		1,170		860
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(114,867)		(347,375)
Depreciation and amortization			132	319
TOTAL ASSETS		18,974,389	18,974,389	20,185,979
Corporate and Other
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	0				0
Net fair value gains (losses) on loans and related obligations	0				0
Fee income	7,936				25,392
Interest income	12				15
Interest expense	(7,756)				(8,946)
Net interest expense	(7,744)				(8,931)
TOTAL REVENUES	192				16,461
TOTAL EXPENSES	27,746				80,106
Other, net	(9,464)				(6,131)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(37,018)				(69,776)
Depreciation and amortization	474				1,985
TOTAL ASSETS	385,370				88,638
Corporate and Other | Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		0		0
Net fair value gains (losses) on loans and related obligations		0		0
Fee income		25,243		27,578
Interest income		276		676
Interest expense		(20,243)		(27,669)
Net interest expense		(19,967)		(26,993)
TOTAL REVENUES		5,276		585
TOTAL EXPENSES		101,005		139,014
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		0		(2,228)
Other, net		15,198		27,839
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(80,531)		(112,818)
Depreciation and amortization			1,425	3,055
TOTAL ASSETS		1,083,412	1,083,412	1,610,355
Eliminations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net	0				0
Net fair value gains (losses) on loans and related obligations	(1)				(2)
Fee income	(8,104)				(22,701)
Interest income	0				0
Interest expense	0				(132)
Net interest expense	0				(132)
TOTAL REVENUES	(8,105)				(22,835)
TOTAL EXPENSES	(8,613)				(22,835)
Other, net	(508)				0
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0				0
Depreciation and amortization	0				0
TOTAL ASSETS	$ (326,313)				$ 0
Eliminations | Continuing Operations
Segment Reporting Information [Line Items]
Gain (loss) on sale and other income from loans held for sale, net		0		0
Net fair value gains (losses) on loans and related obligations		4,621		912
Fee income		(25,232)		(28,050)
Interest income		0		0
Interest expense		0		0
Net interest expense		0		0
TOTAL REVENUES		(20,611)		(27,138)
TOTAL EXPENSES		(26,543)		(27,135)
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS
Other, net		(5,932)		3
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		0		0
Depreciation and amortization			0	0
TOTAL ASSETS		$ (957,353)	$ (957,353)	$ (1,534,400)